Share-based payments (Details) - DRL 2002 Plan [Member]	12 Months Ended
Mar. 31, 2026 shares
Options reserved under stock plan [Line Items]
Options reserved under original Plan	11,477,390
Options exercised prior to stock dividend date (A)	1,209,270
Balance of shares that can be allotted on exercise of options (B)	10,268,120
Options arising from stock dividend (C)	10,268,120
Options reserved after stock dividend (A+B+C)	21,745,510
Category A [Member]
Options reserved under stock plan [Line Items]
Options reserved under original Plan	1,500,000
Options exercised prior to stock dividend date (A)	470,305
Balance of shares that can be allotted on exercise of options (B)	1,029,695
Options arising from stock dividend (C)	1,029,695
Options reserved after stock dividend (A+B+C)	2,529,695
Category B [Member]
Options reserved under stock plan [Line Items]
Options reserved under original Plan	9,977,390
Options exercised prior to stock dividend date (A)	738,965
Balance of shares that can be allotted on exercise of options (B)	9,238,425
Options arising from stock dividend (C)	9,238,425
Options reserved after stock dividend (A+B+C)	19,215,815